UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  June 30, 2007"

Check here if Amendment  [  ];	Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:	028-13629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:	213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 9, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		47

Form 13F Information Table Value total:		$150,541,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   321000     6000 SH         SOLE        	       6000             6000
ALCOA INC                      COM              013817101  2634000    65000 SH         SOLE                   65000            65000
ALTRIA GROUP INC               COM              02209S103  4993000    71190 SH         SOLE                   71190            71190
AT&T INC                       COM              00206R102  3617000    87146 SH         SOLE                   87146            87146
BANK OF AMERICA                COM              060505104  6194000   126694 SH         SOLE                  126694           126694
BP PLC                         Spon ADR         055622104  4719000    65416 SH         SOLE                   65416            65416
CHEVRON CORP                   COM              166764100  2931000    34796 SH         SOLE                   34796            34796
CONOCO PHILLIPS                COM              20825C104  6802000    86656 SH         SOLE                   86656            86656
COSTCO WHSLE                   COM              22160K105  4755000    81250 SH         SOLE                   81250            81250
DOW CHEMICAL                   COM              260543103   221000     5000 SH         SOLE                    5000             5000
DUPONT                         COM              263534109  1387000    27276 SH         SOLE                   27276            27276
EXXON MOBIL                    COM              30231G102  7286000    86860 SH         SOLE                   86860            86860
FORTUNE BRANDS INC             COM              349631101  2562000    31100 SH         SOLE                   31100            31100
GENERAL ELECTRIC               COM              369604103  6065000   158450 SH         SOLE                  158450           158450
HARSCO CORP                    COM              415864107   874000    16800 SH         SOLE                   16800            16800
HOME DEPOT                     COM              437076102  6277000   159520 SH         SOLE                  159520           159520
HSBC HOLDINGS                  SPON ADR - NEW   404280406  5695000    62055 SH         SOLE                   62055            62055
IBM                            COM              459200101   331000     3148 SH         SOLE                    3148             3148
IMS HEALTH INC                 COM              449934108  1157000    36000 SH         SOLE                   36000            36000
INTEL CORP                     COM              458140100   214000     9000 SH         SOLE                    9000             9000
JOHNSON & JOHNSON              COM              478160104  6460000   104840 SH         SOLE                  104840           104840
JP MORGAN CHASE                COM              46625H100  4673000    96450 SH         SOLE                   96450            96450
KRAFT FOODS INC                CLA              50075N104  3467000    98342 SH         SOLE                   98342            98342
LOCKHEED MARTIN CORP           COM              539830109  5845000    62100 SH         SOLE                   62100            62100
LYONDELL CHEMICAL              COM              552078107  6437000   173400 SH         SOLE                  173400           173400
MARATHON OIL                   COM              565849106  5478000    91360 SH         SOLE                   91360            91360
MERRILL LYNCH & CO             COM              590188108  1722000    20600 SH         SOLE                   20600            20600
METLIFE INC                    COM              59156R108  6011000    93230 SH         SOLE                   93230            93230
MOLEX INC                      COM              608554101   527000    17550 SH         SOLE                   17550            17550
MOLEX INC CI A NONVOTING       CLA              608554200   470000    17720 SH         SOLE                   17720            17720
NORTHROP GRUMMAN               COM              666807102  6385000    82000 SH         SOLE                   82000            82000
PFIZER INC                     COM              717081103  4738000   185300 SH         SOLE                  185300           185300
PROCTER & GAMBLE               COM              742718109  7092000   115900 SH         SOLE                  115900           115900
ROYAL DUTCH SHELL              SPON ADR A       780259206  3192000    39315 SH         SOLE                   39315            39315
SCHLUMBERGER LTD               COM              806857108   221000     2600 SH         SOLE                    2600             2600
CHARLES SCHWAB CORP            COM              808513105   302000    14700 SH         SOLE                   14700            14700
SIGMA-ALDRICH                  COM              826552101  1599000    37480 SH         SOLE                   37480            37480
SYSCO CORP                     COM              871829107   242000     7340 SH         SOLE                    7340             7340
TESORO CORP                    COM              881609101  1143000    20000 SH         SOLE                   20000            20000
TIME WARNER INC                COM              887317105   231000    11000 SH         SOLE                   11000            11000
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307   252000     2000 SH         SOLE                    2000             2000
VERIZON COMMUNICATIONS         COM              92343V104   652000    15828 SH         SOLE                   15828            15828
WALT DISNEY CO                 COM DISNEY       254687106   442000    12940 SH         SOLE                   12940            12940
WASHINGTON MUTUAL              COM              939322103  4056000    95125 SH         SOLE                   95125            95125
WELLS FARGO                    COM              949746101  6148000   174800 SH         SOLE                  174800           174800
WEYERHAEUSER                   COM              962166104  3497000    44300 SH         SOLE                   44300            44300
WPP GROUP                      SPON ADR 0905    929309409   224000     3000 SH         SOLE                    3000             3000